Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 07, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2012
Prospectus Date	rr_ProspectusDate	Jun. 02, 2012